Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2011	Mar. 31, 2010
Common stock:
Common stock, shares authorized	3,955,000,000	3,955,000,000
Common stock, shares issued	998,744,060	998,744,060
Number Of shares Outstanding	967,902,641	968,039,976
Treasury stock at cost, shares	30,841,419	30,704,084